Init Serv Serv 2 | Strategic Income Portfolio
Fund Summary Fund/Class: VIPStrategic Income Portfolio/Initial Class, Service Class, Service Class 2
Investment Objective
The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Fees (fees paid directly from your investment)
Shareholder Fees Init Serv Serv 2 Strategic Income Portfolio (USD $)	Initial Class	Service Class	Service Class 2
Fees (fees paid directly from your investment)

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Init Serv Serv 2 Strategic Income Portfolio	Initial Class	Service Class	Service Class 2
Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	none	0.10%	0.25%
Other expenses	0.13%	0.12%	0.13%
Total annual operating expenses	0.69%	0.78%	0.94%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Expense Example Init Serv Serv 2 Strategic Income Portfolio (USD $)	Initial Class	Service Class	Service Class 2
1 year	70	80	96
3 years	221	249	300
5 years	384	433	520
10 years	859	966	1,155

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 129% of the average value of its portfolio.
Principal Investment Strategies
  Investing primarily in debt securities, including lower-quality debt securities.
  Allocating the fund's assets among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging markets securities, and foreign developed market securities.
  Potentially investing in equity securities.
  Using a neutral mix of approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.
  Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	12.69%	June 30, 2009
Lowest Quarter Return	-7.17%	December 31, 2008

Average Annual Returns For the periods ended December 31, 2012
Average Annual Total Returns Init Serv Serv 2 Strategic Income Portfolio	Past 1 year	Past 5 years	Life of class		Inception Date
Initial Class	10.50%	8.16%	7.30%	[1]	Dec. 23, 2003
Service Class	10.40%	8.04%	7.18%	[1]	Dec. 23, 2003
Service Class 2	10.23%	7.88%	7.02%	[1]	Dec. 23, 2003
The BofA Merrill Lynch℠ US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	15.55%	10.14%	8.59%	[1]	Dec. 23, 2003
Fidelity® Strategic Income Composite Index (reflects no deduction for fees, expenses, or taxes)	10.54%	8.24%	7.53%	[1]	Dec. 23, 2003
[1]	From December 23, 2003.